INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective income tax [abstract]
Statutory income tax expense	$ (176)	$ (112)	$ (575)
Reduction (increase) resulting from:
Increase in tax assets not recognized	(37)	(6)	(8)
Portion of (losses) gains subject to different tax rates	(27)	23	0
Differences between statutory rate and future tax rate and tax rate changes	0	0	10
Non-controlling interest	13	87	19
Subsidiaries’ income taxed at different rates	19	27	10
Non-deductible expenses (recovery)	39	(93)	426
Other	2	1	0
Total income tax recovery	$ (167)	$ (73)	$ (118)
Effective income tax rate	27.80%	19.20%	6.00%